-------------------------------------------------------------------------------
          -
      PROVIDENT
-------------------------------------------------------------------------------

    INSTITUTIONAL
        FUNDS

          -

              ------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876

Thomas A. Melfe
Chairman
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                                                               March 19, 1998

Dear Shareholder:

We are pleased to present the Semi-annual Report to Shareholders of Municipal Fund for New York Investors, Inc. for the period ended January 31, 1998.

Commentary of New York's improving economy and on recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

Provident Institutional Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                            Sincerely,

                                            /s/ Thomas A. Melfe
                                            Thomas A. Melfe
                                              Chairman

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                    SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     The budget proposal for the State of New York contained much for which New Yorkers should be pleased, not the least of which was a projected surplus of $1.8 billion for the upcoming fiscal year -- the largest ever for the State. Governor Pataki's program of tax relief, a friendlier business climate, and a smaller, more responsive government, against a background of economic good health, both nationally and locally, continues to produce an impressive array of benefits. Employment growth is solid. More tax cuts for both business and individuals are proposed, and additions to the State's "rainy day" fund are expected to raise it to a record level. Welfare reform, education reform, and a willingness to confront tough issues have contributed to a renewed optimism in the State.

     A budget surplus is part of the good news for New York City as well, following the second year in a row of record revenue growth. Mayor Giuliani, conscious of the dangers of dissipating the financial momentum gained from several years of discipline and austerity, has proposed a financial plan designed to leverage current gains to protect future health by committing resources to reducing structural problems, promoting further tax cuts to fuel job growth, and maintaining spending increases at a rate below the level of inflation. The City's revenues continued to benefit from the solid performance from Wall Street and the ongoing strength in the national economy. General obligation debt has been placed on "CreditWatch" with a positive outlook by Standard & Poor's, and the City's GO paper was upgraded to "A3" by Moody's in February of this year.

     Substantial amounts of cash have remained in the short term municipal money market over the past few months, keeping supplies tight and constraining rates. The market has provided little incentive to extend and the average weighted maturity of the Fund has generally been in the 35 to 50 day range. Credit quality remains a top priority and the Japanese Bank situation continues to be monitored closely.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                              NEW YORK MONEY FUND
                     MUNICIPAL FUND FOR NEW YORK INVESTORS
                            Statement of Net Assets
                                January 31, 1998
                                  (Unaudited)

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK -- 88.7%
  Albany City School District BAN
   4.375%................ 07/10/98   $ 1,825   $  1,828,627
  Beacon City BAN
   4.25%................. 05/04/98     1,100      1,100,936
  Caledonia-Mumford Central School
   District BAN
   4.25%................. 06/18/98     4,600      4,605,840
  City of New York GO DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   4.00%................. 02/01/98       500        500,000
  City of New York GO RAN Series
   1997 DN (Bank of New York LOC)
   (SP-1+, MIG-1)**
   4.00%................. 02/01/98    23,700     23,700,000
  City of New York GO Series B DN
   (MBIA Insurance)**
   3.65%................. 02/01/98     4,000      4,000,000
  City of New York GO Series D DN
   (FGIC Insurance) (A1+, VMIG-
   1)**
   3.30%................. 02/07/98     2,000      2,000,000
  City of New York GO Series D-22
   DN (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.45%................. 02/07/98    10,000     10,000,000
  City of New York GO Series E-4
   DN (State Street Bank & Trust
   LOC) (A-1+, VMIG-1)**
   3.65%................. 02/01/98     1,100      1,100,000
  City of New York GO Series F-5
   DN (Mitsubishi Bank LOC) (A-
   1+, VMIG-1)**
   3.45%................. 02/07/98     9,200      9,200,000
  City of New York GO Series
   1995B-4 DN (National
   Westminster LOC) (A-1+, VMIG-
   1)**
   3.65%................. 02/01/98     1,000      1,000,000
  City of New York GO Series 1995F
   DN (Union Bank of Switzerland
   LOC) (A-1+, P-1)**
   3.45%................. 02/07/98       300        300,000
  City of New York GO Series
   1995F-2 DN (Toronto Dominion
   LOC) (A-1+, VMIG-1)**
   3.45%................. 02/07/98       500        500,000
  City of New York GO Series
   1995F-3 DN (Landesbank Hessen
   LOC) (A-1, VMIG-1)**
   3.40%................. 02/07/98     1,700      1,700,000

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  City of New York GO Series
   1995F-4 DN (Landesbank Hessen
   LOC) (A-1+, VMIG-1)**
   3.45%................. 02/07/98   $ 1,400   $  1,400,000
  City of New York Health &
   Hospital Corporation RB Series
   1997A DN (Morgan Guaranty LOC)
   (A-1+, VMIG-1)**
   3.30%................. 02/07/98     5,500      5,500,000
  City of New York Housing
   Development Corporation
   (Columbus Apartments Project)
   Series A DN (Federal National
   Mortgage Association) (A-1+)**
   3.35%................. 02/07/98       200        200,000
  City of New York Housing
   Development Corporation
   (Columbus Gardens Project)
   Series 1993A DN (Citibank
   LOC)(A-1)**
   3.40%................. 02/07/98     4,185      4,185,000
  City of New York Housing
   Development Corporation
   (Queenswood Apartment Project)
   DN (Sumitomo Bank LOC)
   (VMIG-1)**
   4.00%................. 02/07/98     2,525      2,525,000
  City of New York Housing
   Development Corporation
   Multifamily Housing RB
   (Carnegie Park) Series 1997A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.35%................. 02/07/98     5,000      5,000,000
  City of New York IDA Tender
   Notes (La Guardia Associates)
   Series 1985 DN (Banque Indosuez
   LOC) (P-1)**
   3.55%................. 02/07/98    11,200     11,200,000
  City of New York IDA Tender
   Notes Field Hotel Association
   (JFK Project) DN (Banque
   Indosuez LOC) (P-1)**
   3.55%................. 02/07/98    12,450     12,450,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  City of New York Municipal
   Assistance Corporation (Public
   Benefit Corporation of the State
   of New York) Series 1991K-1 DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-
   1)**
   3.45%................. 02/07/98   $ 1,100   $  1,100,000
  City of New York Municipal
   Assistance Corporation (Public
   Benefit Corporation of the
   State of New York) Series
   1991K-2 DN (Bayerische
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/98     3,200      3,200,000
  City of New York Municipal
   Assistance Corporation RB TECP
   (AMBAC Insurance) (A-1+,
   VMIG-1)
   3.65%................. 02/13/98    11,000     11,000,000
  City of New York Municipal Water
   & Sewer System Finance
   Authority RB Series 1995A DN
   (FGIC Insurance) (A-1+, VMIG-
   1)**
   3.90%................. 02/01/98    16,230     16,230,000
  City of New York Series H-2 TECP
   (MBIA Insurance) (A-1+, VMIG-
   1)
   3.50%................. 02/10/98     2,000      2,000,000
  City of New York Tender Option
   Bond DN (MBIA Insurance)
   (VMIG-1)**
   3.63%................. 02/07/98     7,000      7,000,000
  City of New York Trust For
   Cultural Resources (Carnegie
   Hall) Series 1985 DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1,
   VMIG-1)**
   3.35%................. 02/07/98     1,150      1,150,000
  City of New York Trust For
   Cultural Resources (Carnegie
   Hall) Series 1990 DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1,
   VMIG-1)**
   3.35%................. 02/07/98     6,400      6,400,000
  City of New York Water Authority
   DN (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.65%................. 02/01/98     1,400      1,400,000

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  City of Syracuse IDA (Syracuse
   University Eggers Hall) Series
   1993 DN (Morgan Guaranty LOC)
   (A-1+)**
   3.50%................. 02/01/98   $ 2,000   $  2,000,000
  Dormitory Authority of The State
   of New York (Beverwyck, Inc.)
   DN (Banque Paribas LOC) (P-1)**
   3.55%................. 02/07/98     6,100      6,100,000
  Dormitory Authority of The State
   of New York (Cornell
   University) Series 1990B DN
   (SP-1+, VMIG-1)**
   3.50%................. 02/01/98       800        800,000
  Dormitory Authority of The State
   of New York (Memorial Sloan-
   Kettering Cancer Center) Series
   A TECP (Chemical Bank LOC)
   (A-1, VMIG-1)
   3.65%................. 02/13/98     3,000      3,000,000
  Dormitory Authority of The State
   of New York (Memorial Sloan-
   Kettering Cancer Center) Series
   1989C TECP (Chemical Bank LOC)
   (A-1+, VMIG-1)
   3.65%................. 02/13/98     3,300      3,300,000
  Dormitory Authority of The State
   of New York (Metropolitan
   Museum of Art) Series 1993A DN
   (A-1+, VMIG-1)**
   3.30%................. 02/07/98     1,720      1,720,000
  Galway Central School District
   BAN
   4.125%................ 06/18/98     4,000      4,003,964
  Hicksville Water District GO BAN
   4.00%................. 01/22/99     2,084      2,090,202
  Monroe County GO TECP (Bank of
   Nova Scotia LOC) (SP-1+, MIG-
   1)
   3.50%................. 02/18/98     1,285      1,285,000
   3.55%................. 03/02/98       715        715,000
  Monroe County IDRB (Emerson
   Electric) MB (AA+)
   3.78%................. 07/01/98     2,290      2,290,000
  Montgomery County IDRB (Service
   Merchandise Company) DN
   (Barclays Bank LOC) (A-1+,
   VMIG-1)**
   3.65%................. 02/17/98     4,700      4,700,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  Nassau County GO General
   Improvement Bonds Series V MB
   (AMBAC Insurance)
   5.125%................ 03/01/98   $ 3,000   $  3,003,346
  Nassau County IDA (Cold Spring
   Harbor Laboratory Project)
   Series 1993 DN (Morgan Guaranty
   LOC) (A-1+)**
   3.60%................. 02/01/98       700        700,000
  New Paltz Central School
   District BAN
   4.125%................ 06/15/98     5,000      5,004,152
  New York City GO Series 1994B DN
   (AMBAC Insurance) (A-1+,
   VMIG-1)**
   3.65%................. 02/01/98       700        700,000
  New York Housing Development
   Corporation Multifamily Rental
   Housing RB Series 1997A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.35%................. 02/07/98     3,200      3,200,000
  New York Local Government
   Assistance Corporation Bonds
   Series 1994B DN (Credit Suisse
   LOC) (A-1+, VMIG-1)**
   3.30%................. 02/07/98       500        500,000
  New York Local Government
   Assistance Corporation Bonds
   Series 1995D DN (Societe
   Generale LOC) (A-1+, VMIG-1)**
   3.40%................. 02/07/98    16,200     16,200,000
  New York Local Government
   Assistance Corporation Bonds
   Series 1995F DN (Toronto
   Dominion LOC) (A-1+, VMIG-1)**
   3.30%................. 02/07/98     7,100      7,100,000
  New York State Energy, Research
   & Development Authority PCRB
   (Central Hudson Electric & Gas
   Corporation) Series B DN
   (Bankers Trust LOC)**
   3.30%................. 02/07/98     6,000      6,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (Lilco Project) Series A MB
   (Deutsche Bank LOC)(VMIG-1)
   3.60%................. 03/01/98    10,000     10,000,000

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985A MB
   (Morgan Guaranty LOC) (A-1+,
   P-1)
   3.65%................. 03/15/98   $ 5,000   $  5,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985B MB
   (Union Bank of Switzerland LOC)
   3.80%................. 10/15/98     2,000      2,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985D MB
   (Union Bank of Switzerland LOC)
   (A-1+)
   3.80%................. 12/01/98     2,065      2,065,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power
   Corporation) DN (Westpac
   Banking Corp. LOC) (P-1)**
   3.65%................. 02/01/98       600        600,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power
   Corporation) Series 1987A DN
   (Toronto Dominion LOC)**
   3.50%................. 02/01/98    11,500     11,500,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power
   Corporation) Series 1985A DN
   (Toronto Dominion LOC) (A-
   1+)**
   3.90%................. 02/01/98     4,500      4,500,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power
   Corporation) Series 1985C DN
   (Canadian Imperial Bank LOC)
   (P-1)**
   3.65%................. 02/01/98       700        700,000
  New York State Environmental
   Quality GO Series 1997A TECP
   (Bayerische Landesbank
   Girozentrale LOC) (A-1+, VMIG-
   1)
   3.45%................. 02/02/98     3,000      3,000,000
   3.80%................. 03/13/98     4,000      4,000,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  New York State Housing Finance
   Agency (State University
   Construction) Series A MB
   (Escrowed in U.S. Treasuries)
   7.25%................. 05/01/98   $   525   $    529,034
  New York State Housing Finance
   Agency Multifamily Housing RB
   Series 1988A DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.40%................. 02/07/98       700        700,000
  New York State Housing Finance
   Authority RB (Related Liberty
   View Project) Series A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.35%................. 02/07/98     4,400      4,400,000
  New York State IDA Civic
   Facilities (National Audubon
   Society) Series 1989 DN (Swiss
   Bank LOC) (VMIG-1)**
   3.50%................. 02/01/98       300        300,000
  New York State Job Development
   Authority Series 1984A DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   4.15%................. 02/02/98       785        785,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984C DN (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   4.40%................. 02/02/98     6,375      6,375,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984D DN (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   4.40%................. 02/02/98       290        290,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984E DN (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   4.40%................. 02/02/98     1,310      1,310,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984F DN (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   4.40%................. 02/02/98     1,740      1,740,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984G DN (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   4.40%................. 02/02/98     2,280      2,280,000

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984H DN (Sumitomo Bank
   LOC) (A-1, VMIG-1)**
   4.40%................. 02/02/98   $ 1,235   $  1,235,000
  New York State Power Authority
   Revenue & General Purpose Bonds
   MB (A-1, VMIG-1)
   3.75%................. 03/01/98    15,300     15,300,000
  New York State Power Authority
   TECP (A-1, P-1)
   3.60%................. 02/04/98     1,500      1,500,000
  New York State Thruway Authority
   General RB DN (FGIC Insurance)
   (VMIG-1)**
   3.65%................. 02/01/98     1,100      1,100,000
  Niagara Falls Toll Bridge Series
   1993A DN (FGIC Insurance) (A-
   1+, VMIG-1)**
   3.45%................. 02/07/98       300        300,000
  Port Authority of New York & New
   Jersey (Versatile Structure
   Obligations) Series 5 DN
   (Bayerische Landesbank
   Girozentrale LOC) (A-1+, VMIG-
   1)**
   3.60%................. 02/01/98       300        300,000
  Port Authority of New York & New
   Jersey Special Obligation
   Revenue Bonds DN (A-1+,
   VMIG-1)**
   3.60%................. 02/01/98     1,900      1,900,000
  Smithtown Central School
   District TAN
   4.10%................. 06/29/98     4,775      4,778,695
  Suffolk County Water Authority
   BAN DN (Bank of Nova Scotia
   LOC)(VMIG-1)**
   3.50%................. 02/07/98     6,500      6,500,000
  Triborough Bridge & Tunnel
   Authority DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/98     8,400      8,400,000
                                               ------------
                                                331,274,796
                                               ------------
PUERTO RICO -- 10.8%
  Puerto Rico Government
   Development Bank Series 1985 DN
   (Credit Suisse LOC) (A-1+,
   VMIG-1)**
   3.25%................. 02/07/98    26,400     26,400,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN                    PAR
       SECURITIES         MATURITY    (000)       VALUE
     --------------       --------   -------   ------------
PUERTO RICO (CONTINUED)
  Puerto Rico Industrial, Medical &
   Higher Education RB (InterAmerican
   University of Puerto Rico) MB
   (Bank of Tokyo LOC) (VMIG-1)
   3.45%................. 02/04/98   $ 6,400   $  6,400,000
  Puerto Rico Industrial, Medical
   & Higher Education RB
   (InterAmerican University of
   Puerto Rico) Series 1988 MB
   (Bank of Tokyo LOC) (VMIG-1)
   3.70%................. 03/10/98     1,200      1,200,000
  Puerto Rico Medical, Higher
   Education & Environmental PCRB
   (Ana G. Mendez Educational
   Foundation Project) DN (Bank of
   Tokyo LOC) (A-1+, VMIG-1)**
   3.85%................. 02/07/98     6,400      6,400,000
                                               ------------
                                                 40,400,000
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $371,674,796*)............     99.5%    371,674,796
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................       0.5      1,751,665
                                          --
                                               ------------
NET ASSETS (Equivalent to $1.00
  per share based on 373,288,764
  Money Shares and 158,893 Dollar
  Shares of capital stock
  outstanding)....................    100.0%   $373,426,461
                                       =====   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ($373,426,461 /
  373,447,657)..............................          $1.00
                                                      =====
---------------
*  Aggregate cost for federal income tax purposes is
   substantially the same.

** Variable rate demand notes -- the interest rate shown is as of January 31, 1998, and the maturity date shown is the longer of (i) the next interest readjustment date or
   (ii) the date on which the principal amount owed can be recovered through demand.

  The Moody's Investors Service, Inc. and Standard & Poor's
  Ratings Service ratings indicated are believed to be the
  most recent ratings available at January 31, 1998.
-------------------------------------------------

                              NEW YORK MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                January 31, 1998

       MATURITY
        PERIOD          PAR        PERCENTAGE
     -------------  ------------   -----------
     1-30 days....  $331,175,000      89.1%
     31-60 days...    10,200,000       2.7%
     61-90 days...       525,000       0.1%
     91-120 days..     1,100,000       0.3%
           121-150
     days.........    18,375,000       5.0%
          Over 150
     days.........    10,264,343       2.8%
 Average Weighted Maturity of Portfolio -- 23 days
----------------------------------------------------
INVESTMENT ABBREVIATIONS:
BAN     Bond Anticipation Note
DN      Demand Note
GO      General Obligation
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
MB      Municipal Bond
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Note
RB      Revenue Bond
TAN     Tax Anticipation Note
TECP    Tax-Exempt Commercial Paper

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Operations
                       Six Months Ended January 31, 1998
                                  (Unaudited)

Investment income:
  Interest income...........................................         $5,989,764
                                                                     ----------
Expenses:
  Investment advisory fees..................................            327,206
  Administration fees.......................................            327,206
  Legal fees................................................             20,845
  Audit fees................................................             19,442
  Directors' and officer's fees and expenses................             24,000
  Custodian fees............................................             40,985
  Transfer agent fees.......................................              9,962
  Printing..................................................              3,350
  Miscellaneous.............................................              9,700
                                                                     ----------
                                                                        782,696
  Fees waived by Investment Adviser and Administrators......           (455,491)
                                                                     ----------
                                                                        327,205
  Service Organization fees: Dollar Shares..................                377
                                                                     ----------
     Total expenses.........................................            327,582
                                                                     ----------
     Net investment income..................................          5,662,182
Realized gain (loss) on investments:
  Net realized gain on investments sold.....................              3,904
                                                                     ----------
Net increase in net assets resulting from operations........         $5,666,086
                                                                     ==========

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                               SIX MONTHS ENDED    YEAR ENDED
                                                               JANUARY 31, 1998   JULY 31, 1997
                                                               ----------------   -------------
                                                                 (Unaudited)
Increase (decrease) in net assets:
  Operations:
     Net investment income.................................      $  5,662,182     $  9,520,295
     Net realized gain on investments sold.................             3,904            6,328
                                                                 ------------     ------------
     Net increase in net assets resulting from
       operations..........................................         5,666,086        9,526,623
                                                                 ------------     ------------
  Dividends to shareholders from net investment income:
     Money Shares..........................................        (5,657,426)      (9,414,149)
     Dollar Shares.........................................            (4,756)        (106,146)
     Plus Shares...........................................                --               --
                                                                 ------------     ------------
     Total dividends to shareholders.......................        (5,662,182)      (9,520,295)
                                                                 ------------     ------------
  Increase (decrease) in net assets from Fund share
     transactions..........................................       102,453,231       (1,201,801)
                                                                 ------------     ------------
     Net increase (decrease) in net assets.................       102,457,135       (1,195,473)
Net assets:
  Beginning of period......................................       270,969,326      272,164,799
                                                                 ------------     ------------
  End of period............................................      $373,426,461     $270,969,326
                                                                 ============     ============

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           MONEY SHARES
                                 ------------------------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 JANUARY 31, 1998   JULY 31, 1997   JULY 31, 1996   JULY 31, 1995   JULY 31, 1994   JULY 31, 1993
                                 ----------------   -------------   -------------   -------------   -------------   -------------
                                   (Unaudited)
Net Asset Value, Beginning of
  Period.......................      $   1.00         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                     --------         --------        --------        --------        --------        --------
  Income From Investment
     Operations:
     Net Investment Income.....        0.0174           0.0334          0.0339          0.0338          0.0226          0.0230
                                     --------         --------        --------        --------        --------        --------
  Less Distributions:
     Dividends to Shareholders
       from
       Net Investment Income...       (0.0174)         (0.0334)        (0.0339)        (0.0338)        (0.0226)        (0.0230)
                                     --------         --------        --------        --------        --------        --------
Net Asset Value, End of
  Period.......................      $   1.00         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                     ========         ========        ========        ========        ========        ========
Total Return...................          3.55%(2)         3.39%           3.44%           3.43%           2.29%           2.33%
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000)..................       373,267          269,821         272,145         246,650         279,483         204,670
     Ratio of Expenses to
       Average Daily
       Net Assets(1)...........          0.20%(2)         0.20%           0.20%           0.20%           0.20%           0.25%
     Ratio of Net Investment
       Income to
       Average Daily Net
          Assets...............          3.46%(2)         3.34%           3.37%           3.36%           2.28%           2.31%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Money Shares for the six months ended January 31, 1998 and the years ended July 31, 1997, 1996, 1995, 1994 and 1993 were .48%
    (annualized), .49%, .50%, .49%, .48% and .51% , respectively.

(2) Annualized.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DOLLAR SHARES
                                         ----------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                         JANUARY 31,1998    JULY 31, 1997   JULY 31, 1996(3)   JULY 31, 1995(3)
                                         ---------------    -------------   ----------------   ----------------
                                           (Unaudited)
Net Asset Value, Beginning of Period...      $   1.00         $   1.00          $   1.00           $   1.00
                                             --------         --------          --------           --------
  Income From Investment Operations:
     Net Investment Income.............        0.0162           0.0309            0.0089               0.00
                                             --------         --------          --------           --------
Less Distributions:
     Dividends to Shareholders from
       Net Investment Income...........       (0.0162)         (0.0309)          (0.0089)              0.00
                                             --------         --------          --------           --------
Net Asset Value, End of Period.........      $   1.00         $   1.00          $   1.00           $   1.00
                                             ========         ========          ========           ========
Total Return...........................          3.30%(2)         3.14%             3.05%(2)             --
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000)..........................           159            1,148                20                 --
     Ratio of Expenses to Average Daily
       Net Assets(1)...................          0.45%(2)         0.45%             0.45%(2)             --
     Ratio of Net Investment Income to
       Average Daily Net Assets........          3.21%(2)         3.09%             3.07%(2)             --

                                                  DOLLAR SHARES
                                         --------------------------------

                                            YEAR ENDED       YEAR ENDED
                                         JULY 31, 1994(3)   JULY 31, 1993
                                         ----------------   -------------

Net Asset Value, Beginning of Period...      $   1.00         $   1.00
                                             --------         --------
  Income From Investment Operations:
     Net Investment Income.............        0.0127           0.0205
                                             --------         --------
Less Distributions:
     Dividends to Shareholders from
       Net Investment Income...........       (0.0127)         (0.0205)
                                             --------         --------
Net Asset Value, End of Period.........      $   1.00         $   1.00
                                             ========         ========
Total Return...........................          1.96%(2)         2.08%
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000)..........................            --           46,509
     Ratio of Expenses to Average Daily
       Net Assets(1)...................          0.45%(2)         0.50%
     Ratio of Net Investment Income to
       Average Daily Net Assets........          1.94%(2)         2.06%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Dollar Shares for the six months ended January 31, 1998 and the years ended July 31, 1997, 1996, 1994, and 1993 were .73%
    (annualized), .74%, .75% (annualized), .73% (annualized) and .76%, respectively.

(2) Annualized.

(3) There were no Dollar Shares outstanding during the period from March 28, 1994 to April 14, 1996.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        PLUS SHARES
                                        ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED             YEAR ENDED         YEAR ENDED         YEAR ENDED
                                        JANUARY 31, 1998(3)   JULY 31, 1997(3)   JULY 31, 1996(3)   JULY 31, 1995(3)
                                        -------------------   ----------------   ----------------   ----------------
                                            (Unaudited)
Net Asset Value, Beginning of
  Period..............................        $   1.00            $   1.00           $   1.00           $   1.00
                                              --------            --------           --------           --------
  Income From Investment Operations:
     Net Investment Income............            0.00                0.00               0.00             0.0090
                                              --------            --------           --------           --------
  Less Distributions:
     Dividends to Shareholders from
       Net
       Investment Income..............            0.00                0.00               0.00            (0.0090)
                                              --------            --------           --------           --------
Net Asset Value, End of Period........        $   1.00            $   1.00           $   1.00           $   1.00
                                              ========            ========           ========           ========
Total Return..........................              --                  --                 --               2.69%(2)
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000).........................              --                  --                 --                 --
     Ratio of Expenses to Average
       Daily
       Net Assets(1)..................              --                  --                 --               0.45%(2)
     Ratio of Net Investment Income to
       Average Daily Net Assets.......              --                  --                 --               2.64%(2)

                                                 PLUS SHARES
                                        -----------------------------

                                         YEAR ENDED      YEAR ENDED
                                        JULY 31, 1994   JULY 31, 1993
                                        -------------   -------------

Net Asset Value, Beginning of
  Period..............................    $   1.00        $   1.00
                                          --------        --------
  Income From Investment Operations:
     Net Investment Income............      0.0201          0.0205
                                          --------        --------
  Less Distributions:
     Dividends to Shareholders from
       Net
       Investment Income..............     (0.0201)        (0.0205)
                                          --------        --------
Net Asset Value, End of Period........    $   1.00        $   1.00
                                          ========        ========
Total Return..........................        2.04%           2.08%
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000).........................         435           1,481
     Ratio of Expenses to Average
       Daily
       Net Assets(1)..................        0.45%           0.50%
     Ratio of Net Investment Income to
       Average Daily Net Assets.......        2.03%           2.06%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Plus Shares for the years ended July 31, 1995, 1994 and 1993 were .73% (annualized), .73% and .76%, respectively.

(2) Annualized.

(3) There were no Plus Shares outstanding during the period from December 2, 1994 to January 31, 1998.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

1. General Information

  Municipal Fund for New York Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares--New York Money ("Money"), New York Money Dollar ("Dollar"), and New York Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio of the Company and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

  Dollar Shares are sold pursuant to a non-12b-1 Shareholder Services Plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 Services Plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Dollar and Plus shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

  Certain New York municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State and of New York law on these obligations must be considered.

2. Significant Accounting Policies

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

  Portfolio valuation: Portfolio securities of the Company are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

  Dividends and distributions to shareholders: It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

  Federal taxes: No provision is made for federal income or excise taxes since the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

  The Company has entered into an Investment Advisory Agreement with PNC Institutional

Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of
 .20% of the Company's average daily net assets.

  In March 1998, PNC Institutional Management Corporation, which changed its name to BlackRock Institutional Management Corporation ("BIMC"), assumed the responsibilities of PNC Bank, as sub-adviser, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services are being transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

  Provident Distributors, Inc. ("PDI") is the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

  The Investment Adviser and Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

  For the six months ended January 31, 1998, the Investment Adviser and Administrators voluntarily waived fees totaling $455,491.
  Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

  PNC Bank is the Company's custodian and PFPC is transfer agent.

  No Service Organization fees were paid to affiliates for the six months ended January 31, 1998.

4. Fund Shares

  Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares is the same as the following amounts for such transactions.

                          SIX MONTHS           YEAR
                            ENDED              ENDED
                       JANUARY 31, 1998    JULY 31, 1997
                       ----------------   ---------------
                         (Unaudited)
Sold
  Money shares.......   $ 649,339,554     $ 1,249,241,950
  Dollar shares......              --          61,700,122
  Plus shares........              --                  --
Issued as
  reinvestments of
  dividends
  Money shares.......         419,631             396,348
  Dollar shares......          10,595              45,758
  Plus shares........              --                  --
Redeemed
  Money shares.......    (546,316,549)     (1,251,968,397)
  Dollar shares......      (1,000,000)        (60,617,582)
  Plus shares........              --                  --
                        -------------     ---------------
Net increase
  (decrease).........   $ 102,453,231     $    (1,201,801)
                        =============     ===============

  The authorized capital of the Company consists of 1.4 billion Money Shares, 300 million Dollar Shares and 300 million Plus Shares, each with a par value of $.001 per share.

  On January 31, 1998, three shareholders held approximately 64% of the outstanding shares of the New York Money Fund.

5. Capital Loss Carryover

  At July 31, 1997, a capital loss carryover of $23,663, expiring at various times from 1998-2001, was available to offset possible future capital gains.

6. Net Assets

  At January 31, 1998, net assets consisted of the following:

Paid-in capital..............  $373,446,220
Accumulated net realized loss
  on investments.............       (19,759)
                               ------------
Total Net Assets.............  $373,426,461
                               ============

       Directors
         Thomas A. Melfe
           Chairman
         Francis E. Drake, Jr.
         Rodney D. Johnson
         Anthony M. Santomero

       Officers
         Thomas H. Nevin
           President
         Lisa M. Buono
           Treasurer
       Investment Adviser
         BlackRock Institutional
       Management Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by an effective
       prospectus for the Company,
       which contains information
       concerning its investment
       policies as well as other
       pertinent information.

       PIF-T-012

                                                  NEW YORK MONEY FUND
                                                An Investment Portfolio
                                                      Offered by
                                                  Municipal Fund for
                                               New York Investors, Inc.
                                         [PROVIDENT INSTITUTIONAL FUNDS LOGO]
                                                  Semi-Annual Report
                                                    to Shareholders
                                                   January 31, 1998